ORDINARY SHARES	12 Months Ended
Mar. 31, 2023
ORDINARY SHARES
ORDINARY SHARES

19. ORDINARY SHARES

As of March 31, 2022 and 2023, 9,000,000,000 and 8,280,000,000 ordinary shares had been authorized respectively. A total of 1,410,826,415 ordinary shares, par value US$0.0001 per share, consists of 1,370,016,554 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of March 31, 2023. A total of 1,186,854,720 ordinary shares, par value US$0.0001 per share, consists of 1,146,044,859 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of March 31, 2022. Each Class B ordinary share was entitled to 10 votes, while each Class A ordinary shares was entitled to one vote.

A total of 1,112,431,559 ordinary shares, par value US$0.0001 per share, consists of 1,071,621,698 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of March 31, 2021. A total of 887,667,457 ordinary shares, par value US$0.0001 per share, consists of 846,857,596 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of March 31, 2020. A total of 887,617,391 ordinary shares, par value US$0.0001 per share, consists of 846,807,530 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of December 31, 2019. A total of 880,659,899 ordinary shares, par value US$0.0001 per share, consists of 839,850,038 Class A ordinary shares and 40,809,861 Class B ordinary shares, had been issued and outstanding as of December 31, 2018.

In June 2021, the Company entered into a supplemental agreement with 2024 Notes holders. Pursuant to the supplemental agreement, 30% of the outstanding 2024 Notes principal amount would be converted into a total of 66,990,291 Class A ordinary shares at a price of US$1.03 per Class A ordinary share upon the first closing. On July 12, 2021, the aforementioned conversion was completed and a total of 66,990,291 Class A ordinary shares were issued.

In July 2022, the Company entered into a definitive agreement with 58.com, pursuant to which the Company issued 183,495,146 Class A ordinary shares with par value of US$0.0001 per share to 58.com in exchange for the full release of the Company’s obligations under the 2024 Notes issued to 58.com amounting to US$63.0 million on June 10, 2019. These shares were issued at a price equivalent to US$10.3 per ADS (or US$1.03 per ADS prior to the ADS Ratio Change).

In August 2022, the Company entered into a definitive agreement with ClearVue, pursuant to which the Company issued 36,699,029 Class A ordinary shares with par value of US$0.0001 per share to ClearVue in exchange for the full release of the Company’s obligations under the 2024 Notes issued to ClearVue amounting to US$12.6 million on June 10, 2019. These shares were issued at a price equivalent to US$10.3 per ADS (or US$1.03 per ADS prior to the ADS Ratio Change) with a fair value of RMB62.8 million.

Effective October 28, 2022 the Company changed its ADS to Class A ordinary share ratio from each ADS representing three Class A ordinary shares to each ADS representing 30 Class A ordinary shares (“the ADS Ratio Change”). The ADS Ratio Change has been reflected retroactively herein.